Acquisitions and Divestitures - Pro Forma Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Total revenue	$ 34,202	$ 31,853	$ 59,593	$ 66,289	$ 117,617	$ 114,588
Net loss attributable to IDEX common shareholders	$ (36,565)	$ (8,135)	$ (66,706)	$ (20,145)	$ (257,281)	$ (94,097)
Earnings (loss) per share
Basic (in dollars per share)	$ (0.07)	$ (0.02)	$ (0.13)	$ (0.05)	$ (0.57)	$ (0.40)
Diluted (in dollars per share)	$ (0.07)	$ (0.02)	$ (0.13)	$ (0.05)	$ (0.57)	$ (0.40)
Weighted average shares outstanding
Basic (in shares)	497,792,525	438,269,237	497,577,331	418,089,587	447,829,204	232,707,448
Diluted (in shares)	497,792,525	438,269,237	497,577,331	418,089,587	447,829,204	232,707,448
DBOT
Business Acquisition [Line Items]
Total revenue							$ 44,675
Net loss attributable to IDEX common shareholders							$ (99,417)